Derivative Instruments - Schedule of Realized and Unrealized Gains and Losses Recognized in Earnings (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Total realized gain (loss)	$ (2,560)	$ (3,820)	$ (9,305)
Total unrealized gain (loss)	7,391	5,033	(390)
Total realized and unrealized gain (loss) on derivative instruments	4,831	1,213	(9,695)
Interest Rate Swap Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total unrealized gain (loss)	5,514	4,254	(1,088)
Total realized and unrealized gain (loss) on derivative instruments	(2,840)	(3,886)	(4,957)
Foreign Exchange Forward Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total unrealized gain (loss)	1,877	779	698
Total realized and unrealized gain (loss) on derivative instruments	$ 280	$ 66	$ (4,348)